Changes in Liabilities from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		$ 3,628,134		$ 2,814,541		$ 2,164,877
Cash flows from financing activities	[1]	1,792,394		718,280		526,425
Translation differences in respect of foreign operations		357,923		(63,182)		17,902
Adjustments in respect of cash flows for operating activities		97,742		115,830		76,845	[2]
Non-cash activities		8,628		42,665		28,492
Changes in Liabilities from Financing Activities , end of period		5,884,821		3,628,134		2,814,541
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period	[3]	482,912		323,161		256,736
Cash flows from financing activities	[1],[3]	62,717		142,559		61,556
Translation differences in respect of foreign operations	[3]	81,818		2,877		(4,076)
Adjustments in respect of cash flows for operating activities	[3]	29,759		14,315		8,945	[2]
Non-cash activities	[3]	0		0		0
Changes in Liabilities from Financing Activities , end of period	[3]	657,206		482,912		323,161
Convertible Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period	[3]	133,421		130,931		131,763
Cash flows from financing activities	[1],[3]	101,103		(1,078)		(1,077)
Translation differences in respect of foreign operations	[3]	32,078		(736)		(3,763)
Adjustments in respect of cash flows for operating activities	[3]	9,344		4,304		4,029	[2]
Non-cash activities	[3]	0		0		(21)	[4]
Changes in Liabilities from Financing Activities , end of period	[3]	275,946		133,421		130,931
Loans from banks and other financial institutions
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		2,210,213	[3]	2,029,539		1,585,846
Cash flows from financing activities	[1]	1,218,691	[3]	181,023		360,808
Translation differences in respect of foreign operations		339,091	[3]	(56,015)		21,664
Adjustments in respect of cash flows for operating activities		124,995	[3]	106,612		63,751	[2]
Non-cash activities		(18,127)	[3],[5]	(50,946)	[6]	(2,530)	[4]
Changes in Liabilities from Financing Activities , end of period		3,874,863	[3]	2,210,213	[3]	2,029,539
Loans from non-controlling interests [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		75,598		92,751		90,909
Cash flows from financing activities	[1]	(1,009)		(3,797)		(2,606)
Translation differences in respect of foreign operations		9,931		(4,683)		2,466
Adjustments in respect of cash flows for operating activities		2,420		2,778		2,149	[2]
Non-cash activities		6		(11,451)		(167)
Changes in Liabilities from Financing Activities , end of period		86,946		75,598		92,751
Liability in respect of tax equity arrangement
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		100,425		49,683		0
Cash flows from financing activities	[1]	382,879		50,442		48,653
Translation differences in respect of foreign operations		(121,749)		0		0
Adjustments in respect of cash flows for operating activities		0		300		1,030	[2]
Non-cash activities		14,040		0		0
Changes in Liabilities from Financing Activities , end of period		375,595		100,425		49,683
Deferred income related to equity
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		403,384		60,880		0
Cash flows from financing activities	[1]	43,996		360,667		66,317
Translation differences in respect of foreign operations		(901)		0		0
Adjustments in respect of cash flows for operating activities		(75,745)		(18,163)		(5,437)	[2]
Non-cash activities		0		0		0
Changes in Liabilities from Financing Activities , end of period		370,734		403,384		60,880
Lease liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		222,181		127,596		99,623
Cash flows from financing activities	[1]	(15,983)		(11,536)		(7,226)
Translation differences in respect of foreign operations		17,655		(4,625)		1,611
Adjustments in respect of cash flows for operating activities		6,969		5,684		2,378	[2]
Non-cash activities		12,709	[7]	105,062	[8]	31,210	[7]
Changes in Liabilities from Financing Activities , end of period		$ 243,531		$ 222,181		$ 127,596

[1]	See Note 2C for additional information regarding the change in presentation of interest receipts and interest paid.
[2]	Including interest accrued and interest paid.
[3]	Including interest payable.
[4]	Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, and discounted finance expenses during the construction period.
[5]	Mostly due to capitalization of finance expenses during the construction period.
[6]	Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, capitalization of finance expenses during the construction period and classification of disposal groups classified as held for sale.
[7]	Initial creation and index linking vis-à-vis right-of-use asset.
[8]	Initial creation and index linking vis-à-vis right-of-use asset and classification to liabilities of disposal groups classified as held for sale.